Fair Value Measurements - Summary of Carrying Amount And Fair Value of Financial Assets And Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	¥ 33,625,035	¥ 31,694,359
Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	32,795,058	30,611,253
At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	34,004,152	31,787,879
At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	32,679,114	30,203,722
Level 2 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	25,706,416	23,941,863
Level 3 [Member] | At fair value [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Receivables related to financial services	34,004,152	31,787,879
Level 3 [Member] | At fair value [Member] | Long-term debt [Member]
Disclosure of fair value measurements of financial instruments at amortised cost [Line Items]
Long-term debt (Including current portion)	¥ 6,972,698	¥ 6,261,858